Loss per common share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Loss per common share
Note 2 – Loss per common share

All shares issuable for both periods were anti-dilutive because of the reported net loss. Basic and diluted loss per share for the nine months ended September 30, 2013 and 2012, respectively, were as follows:

	Nine Months Ended
	September 30, 2013	September 30, 2012
Loss available to stockholders	$(3,338,552)	$(1,509,891)

Weighted average shares outstanding - Basic and diluted	13,212,894	13,166,080
Basic and diluted loss per share	$(0.25)	$(0.11)

Anti-dilutive shares underlying stock options outstanding	1,134,000	1,095,250
Anti-dilutive convertible debentures	75,806	75,806

Note 3 — Loss per common share

Basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	2012	2011	2010
Loss available to stockholders	$(1,636,957)	$(1,574,501)	$(355,308)
Weighted average shares outstanding – Basic and diluted	13,135,072	12,052,914	11,470,658
Basic and diluted loss per share	$(0.12)	$(0.13)	$(0.03)
Anti-dilutive shares underlying stock options outstanding	1,096,500	1,095,250	620,000
Anti-dilutive shares underlying convertible debentures	75,806	159,140	159,140